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                     EquiBuilder III Flexible Premium Variable
                               Life Insurance Policy



                            Supplement dated May 5, 1999
                         to Prospectus dated April 30, 1999



                    PLEASE RETAIN THIS SUPPLEMENT FOR REFERENCE.



The following information replaces the first sentence of the fourth paragraph under the section "Distribution of the Policies" in the Prospectus:

Registered representatives of Franklin Financial earn commissions on policy sales of up to 100% of premiums paid during the first policy year.